Trading assets	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Trading assets

11	Trading assets

		2018	2017
	Footnotes	$m	$m
Treasury and other eligible bills		22,674	17,532
Debt securities		130,539	107,486
Equity securities		60,896	99,260
Trading securities		214,109	224,278
Loans and advances to banks	1, 2	10,425	26,057
Loans and advances to customers	1, 2	13,596	37,660
Year ended 31 Dec	3	238,130	287,995

1	Loans and advances to banks and customers include reverse repos, stock borrowing and other accounts.

2
Settlement accounts, cash collateral and margin receivables included within 'Loans and advances to banks' and 'Loans and advances to customers' were reclassified from ‘Trading assets’ to ‘Other assets’ on 1 January 2018 and comparative data was not restated. This reclassification was in accordance with IFRS 9.

3	Information regarding the effects of adoption of IFRS 9 can be found in Note 37.

Trading Securities[1]
		2018	2017
	Footnotes	$m	$m
US Treasury and US Government agencies	2	34,664	15,995
UK Government		9,710	9,540
Hong Kong Government		10,772	10,070
Other governments		66,530	58,858
Asset-backed securities	3	3,351	2,986
Corporate debt and other securities		28,186	27,569
Equity securities		60,896	99,260
At 31 Dec		214,109	224,278

1	Included within these figures are debt securities issued by banks and other financial institutions of $18,918m (2017: $18,585m), of which $2,367m (2017: $906m) are guaranteed by various governments.

2	Includes securities that are supported by an explicit guarantee issued by the US Government.

3	Excludes asset-backed securities included under US Treasury and US Government agencies.